Taxes on Income - Schedule of Income Taxes Paid (Net of Refunds) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United States:
State Tax	$ (2,910)	$ (3,441)	$ (14,578)
Total United States	$ 625	$ (36)	$ 225
Total United States, Percentage	66.00%
Total Cash paid during the year for income taxes, net	$ 940
Total Cash paid during the year for income taxes, net, Percentage	100.00%
United States [Member]
United States:
State Tax	$ 499
State Tax, Percentage	53.00%
Federal Tax	$ 126
Federal Tax, Percentage	13.00%
Germany [Member]
United States:
Total Cash paid during the year for income taxes, net	$ 213
Total Cash paid during the year for income taxes, net, Percentage	23.00%
Israel [Member]
United States:
Total Cash paid during the year for income taxes, net	$ 70
Total Cash paid during the year for income taxes, net, Percentage	7.00%
Others [Member]
United States:
Total Cash paid during the year for income taxes, net	$ 32
Total Cash paid during the year for income taxes, net, Percentage	4.00%